Other Liabilities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 oz	Dec. 31, 2011	Dec. 31, 2010
Other Current Liabilities [Abstract]
Deferred income	$ 3	$ 6
Deferred taxation.	20	15
Pension and other post-retirement medical benefits	12	12	14
Accrual for power	43	27
Short-term portion of commodity contract	34	0
Other (including accrued liabilities)	90	60
Other current liabilities	202	120
Other Liabilities, Non-Current [Abstract]
Deferred income	1	3
Taxation. Refer to Note 7.	53	49
Commodity contract	316	0
Other creditors	9	11
Other non-current liabilities	379	63
Additional Other Liabilities Disclosure [Abstract]
Pre-existing Customer Gold Sales (Percent)	25.00%
Pre-existing Customer Gold Sales Cap (Ounces)	312,500
Pre-existing gold ounces remaining against the guarantee (Ounces)	292,672
Environmental legal claims	3
Royalty obligations	$ 14
Significant Supply Commitment Description	inflates at 1 percent compounded annually from 2013
Supply Commitment, Rate Payable (USD per Ounce)	400